Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations
Income from continuing operations	$ 129	$ 150	$ 258	$ 179
Weighted average common shares for basic earnings per share	195	189	193	188
Effect of dilutive stock options and restricted stock awards	3	6	4	7
Weighted average common shares for diluted earnings per share	198	195	197	195
Basic earnings per share	$ 0.67	$ 0.79	$ 1.34	$ 0.95
Diluted earnings per share	$ 0.66	$ 0.77	$ 1.31	$ 0.92